Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Operating Segments

(CAD$ in millions)	2025
	Copper	Zinc	Corporate	Total
Revenue (Note 6(a))	$6,619	$4,137	$—	$10,756
Cost of sales	(4,846)	(3,253)	—	(8,099)
Gross profit	1,773	884	—	2,657
Operating income (expense) – other	369	(63)	(715)	(409)
Profit (loss) from operations	2,142	821	(715)	2,248
Finance income	10	1	260	271
Finance expense	(693)	(66)	(153)	(912)
Non-operating income (expense)	137	(4)	(81)	52
Share of profit (loss) of joint venture and associate	4	—	(7)	(3)
Profit (loss) from continuing operations before taxes	1,600	752	(696)	1,656

Depreciation and amortization	(1,423)	(259)	(75)	(1,757)
Capital expenditures	1,739	307	16	2,062
	December 31, 2025
Goodwill (Note 8(b))	421	—	—	421
Total assets	$32,916	$4,116	$8,404	$45,436

(CAD$ in millions)	2024
	Copper	Zinc	Corporate	Total
Revenue (Note 6(a))	$5,542	$3,523	$—	$9,065
Cost of sales	(4,497)	(2,961)	—	(7,458)
Gross profit	1,045	562	—	1,607
Asset impairment (Note 8(a))	—	(1,038)	(15)	(1,053)
Operating income (expense) – other	13	39	(615)	(563)
Profit (loss) from operations	1,058	(437)	(630)	(9)
Finance income	23	1	210	234
Finance expense	(687)	(66)	(200)	(953)
Non-operating income (expense)	(94)	6	95	7
Share of profit of joint venture and associate	3	—	—	3
Profit (loss) from continuing operations before taxes	303	(496)	(525)	(718)

Depreciation and amortization	(1,356)	(309)	(61)	(1,726)
Capital expenditures	2,267	345	23	2,635
	December 31, 2024
Goodwill (Note 8(b))	442	—	—	442
Total assets	$34,433	$4,187	$8,417	$47,037

Schedule of Geographical Areas
The geographical distribution of all our non-current assets in 2025 and 2024, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2025	December 31, 2024
Canada	$3,067	$3,185
Chile	23,581	24,497
United States	2,433	2,485
Peru	2,565	2,381
Mexico	232	219
Other	35	35
	$31,913	$32,802